Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 100,665,223	$ 71,252,380
Restricted cash	144,855
Accounts receivable, net	464,416	1,018,691
Advance to suppliers, net	969,733	1,213,563
Inventories	18,751	34,286
Prepayments, deposits and other current assets	6,506,568	6,217,196
Total current assets	108,769,546	84,031,236
Non-current assets
Property and equipment, net	4,381,763	4,812,524
Intangible assets, net	2,377	31,332
Operating lease – right-of-use assets, net	4,795,273	5,634,302
Finance lease – right-of-use assets, net		871,876
Long-term prepayments and other non-current assets	60,769,864	62,874,337
Total non-current assets	69,949,277	74,224,371
TOTAL ASSETS	178,718,823	158,255,607
Current liabilities
Accounts payable and accrued expenses	7,281,276	7,290,320
Advance from customers	501,890	2,123,540
Taxes payable	38,571
Current maturities of operating lease liabilities	76,419	316,253
Current maturities of finance lease liabilities		58,264
Short-term loan	1,375,091	1,356,251
Total current liabilities	12,427,945	12,836,840
Long-term portion of operating lease liabilities	1,313,276	1,636,493
Long-term portion of finance lease liabilities		282,015
Convertible notes		3,871,827
Deferred tax liabilities	1,819,826	1,819,826
Total non-current liabilities	3,133,102	7,610,161
TOTAL LIABILITIES	15,561,047	20,447,001
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY
Ordinary shares, $10 par value, 100,000,000 shares authorized; 2,044,363 and 544,981 shares issued and outstanding, respectively	20,443,634	544,981
Additional paid-in capital	171,442,267	146,460,821
Statutory reserve	664,100	664,100
Accumulated deficits	(23,019,895)	(3,632,766)
Accumulated other comprehensive loss	(7,168,199)	(7,109,254)
Total equity attributable to E-Home shareholders	162,361,907	136,927,882
Non-controlling interest	795,869	880,724
TOTAL SHAREHOLDERS’ EQUITY	163,157,776	137,808,606
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	178,718,823	158,255,607
Related party
Current assets
Due from related parties		4,295,120
Current liabilities
Due to related parties	$ 3,154,698	$ 1,692,212